Secured bank loans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Secured Debt [Abstract]
Debt, Policy [Policy Text Block]
12.           Secured bank loans

	March 31, 2012	December 31, 2011
Short-term loans - Note 12(a)	$7,273,060	$7,227,520
Current maturities of long-term bank loans	1,820,936	1,808,540
	$9,093,996	$9,036,060

Long-term bank loans - Note 12(b)	$2,008,573	$2,015,307
Less: current maturities	(1,820,936)	(1,808,540)
	$187,637	$206,767

(a)	The weighted average interest rates for short-term loans as of March 31, 2012 and December 31, 2011 were both 7.73% per annum.

(b)	The long-term loans as of March 31, 2012 bear interest rates from 7.68% to 9.165%, which are adjusted on an annual basis in accordance with the loan rate published by the People’s Bank of China.

(c)	As of March 31, 2012, the Company’s banking facilities were composed of the following :

		Amount
Facilities granted	Granted	Utilized	Unused
Bills payable	$3,004,090	$702,836	$2,301,254
Secured bank loans	$9,281,633	$9,281,633	$-

Some suppliers request the Company to settle accounts payable by issuance of banker’s acceptance bills, which are interest free with maturity of three months from date of issuance.  The Company is required to deposit with the banks amounts equal to 50% of the bills amount at the time of issuance and pay bank charges.  These deposits will be used to settle the bills at maturity.

(d)           As of March 31, 2012, the above bank loans and bills payable facilities were secured by the following:

(i)	Property, plant and equipment with carrying value of $ 4,034,553 (Note 8);

(ii)	Land use rights with carrying value of $1,126,332 (Note 9);

(iii)	Buildings and land use rights owned by a related company which is controlled by certain of the Company's directors.

(e)           Long-term bank loans are repayable as follows:

	March 31,	December 31,
	2012	2011
Within one year	$1,820,936	$1,808,540
After one year but within two years	89,539	87,154
After two years but within three years	98,098	94,689
After three years but within four years	-	24,924
	$2,008,573	$2,015,307

During the reporting periods, there was no covenant requirement for the banking facilities granted to the Company.

16.	Secured bank loans

	As of December 31,
	2011	2010

Short-term loans - Note 16(a)	$7,227,520	$7,085,520
Current maturities of long-term bank loan	1,808,540	1,812,698

	$9,036,060	$8,898,218

Long-term bank loans - Note 16(b)	$2,015,307	$3,754,305
Less: current maturities	(1,808,540)	(1,812,699)

	$206,767	$1,941,606

(a)	The weighted average interest rates for short-term loans as of December 31, 2011 and 2010 were 7.73% and 5.84% per annum, respectively.

(b)	The long-term loans as of December 31, 2011 bear interest at variable rates ranging from PRC benchmark rate plus 7.68% per annum.

(c)	As of December 31, 2011, the Company’s banking facilities include the following:

	As of December 31,
	2011		2010
	Bills	Secured	Bills	Secured
	Payable	Bank Loans	Payable	Bank Loans

Granted	$2,985,280	$9,242,827	$1,589,700	$10,839,824

Amount utilized	$1,052,096	$9,242,827	$1,334,868	$10,839,824

Unused	$1,933,184	$-	$254,832	$-

Some suppliers request the Company to settle accounts payable by issuance of banker’s acceptance bills, which are interest free with maturity of three months from date of issuance. The Company is required to deposit with the banks equal to 50% of the bills amount at the time of issuance and pay bank charges. These deposits will be used to settle the bills at maturity.

(d)	As of December 31, 2011, the above bank loans were secured by the following:

(i)	Property, plant and equipment with carrying value of $4,050,994 (Note 11);

(ii)	Land use rights with carrying value of $1,127,907 (Note 12);

(iii)	Buildings and land use right owned by related companies which are controlled by certain directors.

During the reporting periods, there was no covenant requirement for the banking facilities granted to the Company.

The aggregate maturities of long-term bank loans as of December 31, 2011 are as follows:

Year

2012	$1,808,540
2013	87,154
2014	94,689
2015	24,924

$2,015,307